S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,340)
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.18)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 171,721	[1]
De-SPAC, Number of Shares Used, Adjustment	26,060,853	[1]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.59
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	6.77
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (3.41)
No Redemption [Member] | McKinley’s historical net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,340)	[2]
No Redemption [Member] | Plus: Reclassification of Trust Cash [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	178,186
No Redemption [Member] | Plus: Adjustment to deferred underwriting fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $		[3]
No Redemption [Member] | Less: Expected and actual transaction and other costs incurred by McKinley subsequent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(2,125)
No Redemption [Member] | Total adjustments to numerator [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 176,061
No Redemption [Member] | McKinley net tangible book value (deficit), as adjusted [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 171,721
No Redemption [Member] | McKinley Class A Ordinary Shares subject to possible redemption held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	17,250,000
No Redemption [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	92,500
No Redemption [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	131,250
No Redemption [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	327,500
No Redemption [Member] | McKinley Class B Ordinary Shares held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,343,103
No Redemption [Member] | McKinley Class B Ordinary Shares held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	200,000
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,340)
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.18)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 85,216	[1]
De-SPAC, Number of Shares Used, Adjustment	17,435,853	[1]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 4.89
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	5.07
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (5.11)
Redemption at 50 Percent of Maximum [Member] | McKinley’s historical net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,340)	[2]
Redemption at 50 Percent of Maximum [Member] | Plus: Reclassification of Trust Cash [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	89,093
Redemption at 50 Percent of Maximum [Member] | Plus: Adjustment to deferred underwriting fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	2,588	[3]
Redemption at 50 Percent of Maximum [Member] | Less: Expected and actual transaction and other costs incurred by McKinley subsequent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(2,125)
Redemption at 50 Percent of Maximum [Member] | Total adjustments to numerator [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 89,556
Redemption at 50 Percent of Maximum [Member] | McKinley net tangible book value (deficit), as adjusted [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ 85,216
Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares subject to possible redemption held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	17,250,000
Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	92,500
Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	131,250
Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	327,500
Redemption at 50 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,343,103
Redemption at 50 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	200,000
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,340)
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ (0.18)
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ (1,290)	[1]
De-SPAC, Number of Shares Used, Adjustment	8,810,853	[1]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.15)
De-SPAC, Net Tangible Book Value, Increase from Public Shareholders, per Share (in Dollars per share) | $ / shares	0.03
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (10.15)
Redemption at 100 Percent of Maximum [Member] | McKinley’s historical net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (4,340)	[2]
Redemption at 100 Percent of Maximum [Member] | Plus: Reclassification of Trust Cash [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $
Redemption at 100 Percent of Maximum [Member] | Plus: Adjustment to deferred underwriting fee [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	5,175	[3]
Redemption at 100 Percent of Maximum [Member] | Less: Expected and actual transaction and other costs incurred by McKinley subsequent [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	(2,125)
Redemption at 100 Percent of Maximum [Member] | Total adjustments to numerator [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted (in Dollars) | $	$ 3,050
Redemption at 100 Percent of Maximum [Member] | McKinley net tangible book value (deficit), as adjusted [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Difference between the Offering Price and the Adjusted Net Tangible Book Value per Share (in Dollars per share) | $ / shares	$ (1,290)
Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares subject to possible redemption held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	17,250,000
Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	92,500
Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	131,250
Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	327,500
Redemption at 100 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,343,103
Redemption at 100 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	200,000
Adjustments to denominator [Member] | No Redemption [Member] | McKinley Class A Ordinary Shares subject to possible redemption held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	18,975,000
Adjustments to denominator [Member] | No Redemption [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	46,750
Adjustments to denominator [Member] | No Redemption [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	135,750
Adjustments to denominator [Member] | No Redemption [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	360,250
Adjustments to denominator [Member] | No Redemption [Member] | McKinley Class B Ordinary Shares held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,343,103
Adjustments to denominator [Member] | No Redemption [Member] | McKinley Class B Ordinary Shares held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	200,000
Adjustments to denominator [Member] | No Redemption [Member] | Redemptions of McKinley Public Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering		[4]
Adjustments to denominator [Member] | No Redemption [Member] | Sponsor forfeiture of Class A Ordinary Shares not subject to possible redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(50,000)
Adjustments to denominator [Member] | No Redemption [Member] | Conversion of Domesticated SPAC Rights held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	1,725,000
Adjustments to denominator [Member] | No Redemption [Member] | Conversion of Domesticated SPAC Rights held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,250
Adjustments to denominator [Member] | No Redemption [Member] | Conversion of Domesticated SPAC Rights held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,500
Adjustments to denominator [Member] | No Redemption [Member] | Conversion of Domesticated SPAC Rights held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	32,750
Adjustments to denominator [Member] | No Redemption [Member] | Total adjustments to denominator [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	1,716,500
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares subject to possible redemption held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	10,350,000
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	46,750
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	135,750
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	360,250
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,343,103
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	200,000
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions of McKinley Public Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(8,625,000)	[4]
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Sponsor forfeiture of Class A Ordinary Shares not subject to possible redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(50,000)
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	1,725,000
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,250
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,500
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	32,750
Adjustments to denominator [Member] | Redemption at 50 Percent of Maximum [Member] | Total adjustments to denominator [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(6,908,500)
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares subject to possible redemption held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	1,725,000
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	46,750
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	135,750
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | McKinley Class A Ordinary Shares not subject to possible redemption held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	360,250
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	6,343,103
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | McKinley Class B Ordinary Shares held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	200,000
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions of McKinley Public Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(17,250,000)	[4]
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Sponsor forfeiture of Class A Ordinary Shares not subject to possible redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(50,000)
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by Public Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	1,725,000
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by Sponsor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,250
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by Underwriters [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	4,500
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Conversion of Domesticated SPAC Rights held by non-managing Sponsor investors [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	32,750
Adjustments to denominator [Member] | Redemption at 100 Percent of Maximum [Member] | Total adjustments to denominator [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	(15,533,500)

[1]	Net tangible book value, as adjusted, depicts the amount of net assets that McKinley will contribute to the post-combination entity, while excluding the effect of the consummation of the de-SPAC transaction itself. McKinley Ordinary Shares issued and outstanding, as adjusted, depicts the number of shares that McKinley will contribute to the post-combination entity, while excluding the effect of the consummation of the de-SPAC transaction itself. The historical McKinley net tangible book value and the historical McKinley Ordinary Shares issued and outstanding as of June 30, 2026 have been adjusted for: (A) the assumed redemptions in each redemption scenario presented below, (B) material probable or consummated transactions other than the consummation of the de-SPAC transaction itself, and (C) other material effects of the de-SPAC transaction on the historical McKinley net tangible book value but excluding the de-SPAC transaction itself. Net tangible book value, as adjusted, and McKinley Ordinary Shares issued and outstanding, as adjusted, are calculated as follows (in thousands, except for share data):
[2]	McKinley’s historical net tangible book value is calculated as McKinley’s total historical tangible assets less total historical liabilities less total historical temporary equity as of June 30, 2026.
[3]	To reflect the reduction in the deferred underwriting fee resulting from Public Share redemptions. Pursuant to the underwriting agreement, the deferred underwriting commission is reduced by $0.30 for each redeemed Public Share, resulting in a corresponding increase to net tangible book value.
[4]	Represents a decrease in net tangible book value from aggregate cash payments in the amount of $89.1 million and $178.2 million in the 50% Redemptions Scenario and Maximum Redemption Scenario, respectively, as a result of the respective redemptions of 8,625,000 and 17,250,000 Public Shares at an assumed redemption price of $10.33 per share.